Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 25,306	$ 25,011
Less accumulated depreciation	11,133	10,345
Net fixed assets	14,173	14,666
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,215	3,302
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	12,882	12,808
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 9,209	$ 8,901